Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [text Block]
9.	Financial Assets at Fair Value through Other Comprehensive Income

December 31, 2018
(in thousands)
Investments in equity instruments at FVTOCI:
Equity securities – listed stocks	$6,803,900
Equity securities – non-listed stocks	176,025
$6,979,925

The purpose that the Company invests in the abovementioned equity securities is for long-term strategies, but rather for trading purpose. Therefore, those equity securities are designated as financial assets at FVTOCI, whereas, were presented under available-for-sale financial assets as of
December 31, 2017. Please refer to note 10.

If the value of these equity securities appreciates or depreciates by
10%
at the reporting date, other comprehensive income would increase or decrease by
$697,993
thousand for the year ended December 31, 2018, respectively.